RETIREMENT BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Disclosure of defined benefit plans

US$ MILLIONS	2024	2023
Plan assets	$760	$808
Less accrued benefit obligation	(685)	(813)
Accrued benefit asset (liability) (1)	$75	$(5)
(1)Primarily presented within Other liabilities’ of the consolidated statements of financial position. Refer to Note 18, Accounts Payable and Other for further details